Land, Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Land, property, plant and equipment consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Land	20,788	24,693	3,557
Buildings	3,829,922	3,830,017	551,637
Machinery and equipment	14,564,201	14,828,021	2,135,679
Furniture and fixtures	106,325	93,255	13,432
Motor vehicles	94,725	77,227	11,123
Less: Accumulated depreciation	(6,070,955)	(6,822,294)	(982,615)
Less: Impairment	(6,118,378)	(7,293,644)	(1,050,503)
Subtotal	6,426,628	4,737,275	682,310
Construction in progress	419,854	141,811	20,425
Total land, property, plant and equipment, net	6,846,482	4,879,086	702,735

Schedule Of Depreciation Expense On Property Plant And Equipment Allocation [Table Text Block]
Depreciation expense on property, plant and equipment and project assets was allocated to the following expense items:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Cost of revenues	1,292,586	1,086,392	839,005	120,842
Selling expenses	16,475	7,530	5,048	727
General and administrative expenses	48,963	60,268	32,232	4,642
Research and development expenses	30,260	20,515	11,107	1,600
Total depreciation expense	1,388,284	1,174,705	887,392	127,811

Schedule Of Capitalized Interest Cost [Table Text Block]
The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Interest cost capitalized	8,624	37,452	880	127
Interest cost charged against income	1,015,871	977,176	663,217	95,523
Total interest cost incurred	1,024,495	1,014,628	664,097	95,650